Share capital	9 Months Ended
Jun. 30, 2025
Share capital
Share capital
13.	Share capital

a.	Authorized and issued capital stock

		Common Shares
		Number	Amount
Balance, September 30, 2023	Note	33,832,784	115,041
Issuance of shares	(i)	10,024	30
Issuance of shares	(ii)	42,157	169
Transfer from contributed surplus		-	501
Exercise of options		252,700	667
Balance, September 30, 2024		34,137,665	$116,408
Issuance of shares	(iii) (iv)	5,951,250	11,582
Balance, December 31, 2024		40,088,915	127,990
Stock option exercised		18,000	72
Balance, March 31, 2025 and June 30, 2025		40,106,915	128,062

i.

In December 2023, additional shares were issued as extension fee for the revolving facility on December 20, 2023. All terms and conditions were unchanged. In exchange for the extension, the Company issued 10,024 shares at Cdn $3.99 (as determined by a five-day volume weighted average) as compensation for Cdn $40 extension fee.

ii.	On March 07, 2024, the Company issued 42,157 shares for consulting for investor relations. The Company issued the shares at Cdn $ 5.43 as compensation.

iii.

In December 2024, the company issued 5,175,000 common shares at $2.15 for a total equity raise of $11,789 and share issuance cost of $206. The proceeds were recognised net of legal and consulting fees.

iv.	Over allotment option for the option shares 776,250 was exercised by the underwriters in the month of December 2024.
b.	Stock Options

Options to purchase common shares of the Company under its stock option plan may be granted by the Board of Directors of the Company to certain full-time and part-time employees, directors and consultants of the Company and its affiliates. Stock options are non-assignable and may be granted for terms of up to 10 years. Stock options vest at various periods from zero to three years. As a result of the reverse stock split, every five options were consolidated into one option without any action from option holders, reducing the number of outstanding options from approximately 23.5 million to 4.7 million.

On February 17, 2021, at a Special Meeting of the Shareholders, a resolution was passed to (i) authorize amendments to the Company’s Stock Option Plan to increase the maximum number of common shares issuable upon the exercise of stock options thereunder from 3,020,000 to 4,600,000.

On March 25, 2022, at a Special Meeting of the Shareholders, a resolution was passed to (i) authorize amendments to the Company’s Stock Option Plan to increase the maximum number of common shares issuable upon the exercise of stock options thereunder from 4,600,000 to 6,000,000.

	Number outstanding	Weighted average exercise price
Outstanding, September 30, 2023	4,714,388	2.44
Exercised during the period	(252,700)	2.65
Expired during the period	(24,400)	2.87
Granted	443,000	3.42
Outstanding, September 30, 2024	4,880,288	2.52
Expired during the period	(2,000)	3.42
Granted	-	-
Outstanding, December 31, 2024	4,878,288	2.37
Exercised during the period	(18,000)	3.25
Expired during the period	(17,499)	3.42
Granted	-	-
Outstanding, March 31, 2025	4,842,789	2.37
Exercised during the period	-	-
Expired during the period	(12,000)	3.42
Granted	484,000	2.50
Outstanding, June 30, 2025	5,314,789	2.58
Exercise price		Number Outstanding	Weighted average remaining life (years)	Number exercisable	Weighted average exercise price
$2.50	(Cdn3.4)	484,000	9.78	133,333	2.50
$3.44	(Cdn4.68)	441,000	8.76	205,007	3.44
$3.93	(Cdn5.35)	1,002,000	7.78	281,676	3.93
$2.09	(Cdn2.85)	298,000	6.97	298,000	2.09
$4.22	(Cdn5.75)	20,000	6.41	20,000	4.22
$3.67	(Cdn5)	1,494,667	6.20	694,667	3.67
$2.42	(Cdn3.3)	270,268	5.20	270,268	2.42
$1.10	(Cdn1.5)	1,024,000	4.08	1,024,000	1.10
$1.03	(Cdn1.4)	116,566	2.65	116,566	1.03
$4.48	(Cdn6.1)	10,667	2.09	10,667	4.48
$7.82	(Cdn10.65)	101,121	1.50	101,121	7.82
$2.90	(Cdn3.95)	9,600	0.62	9,600	2.90
$2.53	(Cdn3.45)	42,900	0.25	42,900	2.53
		5,314,789		3,207,805	2.58

For the options exercised, the share price at the time of exercise was between CDN $3.05-$5.00. Total stock-based compensation expense recognized during the three and nine months period ended June 30, 2025 was $543 and $1,246 (June 30, 2024 : $820 and $1,669).

The Company amortize the estimated grant date fair value of stock options to expense over the vesting period (generally three years). The grant date fair value of outstanding stock options was determined using the Black-Scholes option pricing model which uses highly subjective and complex assumptions, including the option's expected term and the price volatility of the underlying stock based on historical stock prices, to determine the fair value of the option.

c.	Warrants

Details of Share Warrants

	Number Outstanding	Exercise Price
Outstanding, September 30, 2023	1,711,924	$2.38
Expired	(291,924)	$5.92
Outstanding, September 30, 2024	1,420,000	$0.63
Outstanding, December 31, 2024	1,420,000	$0.63
Outstanding, March 31, 2025	1,420,000	$0.63
Outstanding, June 30, 2025	1,420,000	$0.63

Additionally, the number of derivative warrants at June 30, 2025 were 912,841 (September 30, 2024: 912,841).

The grant date fair value of outstanding share warrants was determined using the Black-Scholes pricing model using the following assumptions in the year of the grant:

Risk-free interest rate (based on U.S. government bond yields) of 2.62% (June 30, 2024 : 4.02%), expected volatility of the market price of our shares (based on historical volatility of our share price) of 53.46%, (June 30, 2024 : 55.73%) and the expected warrant life (in years) of 0.36 (June 30, 2024 : 1.36). As a result of the reverse stock split, every five warrants were consolidated into one warrant without any action from warrant holders, reducing the number of outstanding warrants from approximately 13.1 million to 2.6 million. A 10% of change in any assumption would result in the change in derivative warrant liability between $(40) (June 30, 2024 : $62 and $40 (June 30, 2024 : $(63)).

Warrant continuity schedule is as follows:

	Units	Fair Value
Closing balance (September 30, 2023)	912,841	1,489
Fair value adjustment	-	(1,334)
Closing balance (September 30, 2024)	912,841	155
Fair value adjustment	-	(17)
Closing balance (December 31, 2024)	912,841	138
Fair value adjustment	-	(25)
Closing balance (March 31, 2025)	912,841	113
Fair value adjustment	-	138
Closing balance (June 30, 2025)	912,841	251